Other Assets - Schedule of Movement of Allowance For Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of year	¥ (2,424)	¥ (1,940)	¥ (1,821)
Cumulative effect of adoption of new accounting standard on allowance for doubtful accounts on prepayment and other current assets		(395)
Provisions	(4,861)	(2,482)	(178)
Write-offs	161	2,393	59
Balance at end of year	¥ (7,124)	¥ (2,424)	¥ (1,940)